Revenue - Operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property Subject to or Available for Operating Lease [Line Items]
Lessor, operating lease, payments to be received, next twelve months	$ 388,100
Lessor, operating lease, payments to be received, two years	228,600
Lessor, operating lease, payments to be received, three years	176,700
Lessor, operating lease, payments to be received, four years	149,300
Lessor, Operating Lease, Payment to be Received, Year Five	96,300
Property, plant and equipment, net	328,616	$ 731,318
Assets
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment, net	2,500,000	2,700,000
Property, plant and equipment, gross	3,000,000	3,100,000
Accumulated depreciation	$ 514,300	$ 454,400